EMPOWER FUNDS, INC.
("Empower Funds")
Empower Securefoundation® Balanced Fund	Empower Securefoundation® Balanced ETF Fund
Institutional Class Ticker / MXCJX	Institutional Class Ticker / SFBPX
Investor Class Ticker / MXSBX
Service Class Ticker / MXSHX
Class L Ticker / MXLDX

(the "Fund(s)")
Quarterly Holdings Report

March 31, 2025
This report is submitted for general information and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER SECUREFOUNDATION® BALANCED FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
30,872,390	Empower Bond Index Fund Institutional Class(a)	$257,475,727

TOTAL BOND MUTUAL FUNDS — 35.49% (Cost $293,447,313)		$257,475,727
EQUITY MUTUAL FUNDS
8,778,846	Empower International Index Fund Institutional Class(a)	97,971,917
17,068,682	Empower S&P 500® Index Fund Institutional Class(a)	151,228,521
10,877,229	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	83,972,207
11,260,138	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	65,871,810
2,978,921	Fidelity® Emerging Markets Index Fund Institutional Class	32,380,873

TOTAL EQUITY MUTUAL FUNDS — 59.47% (Cost $437,603,415)		$431,425,328
Account Balance		Fair Value
FIXED INTEREST CONTRACT
36,758,120(b)	Empower of America Contract(a) 1.90%(c)	$ 36,758,120

TOTAL FIXED INTEREST CONTRACT — 5.07% (Cost $36,758,120)		$36,758,120
TOTAL INVESTMENTS — 100.03% (Cost $767,808,848)		$725,659,175
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(249,832)
TOTAL NET ASSETS — 100.00%		$725,409,343

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of March 31, 2025. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER SECUREFOUNDATION® BALANCED ETF FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
BOND EXCHANGE TRADED FUNDS
101,080	Vanguard Total Bond Market ETF	$ 7,424,326

TOTAL BOND EXCHANGE TRADED FUNDS — 39.94% (Cost $8,208,651)		$7,424,326
EQUITY EXCHANGE TRADED FUNDS
49,330	Vanguard FTSE Developed Markets ETF(a)	2,507,444
18,259	Vanguard FTSE Emerging Markets ETF	826,402
20,289	Vanguard Russell 2000 ETF	1,636,308
7,329	Vanguard S&P 500® ETF	3,766,447
21,317	Vanguard S&P Mid-Cap 400® ETF(a)	2,103,988

EQUITY EXCHANGE TRADED FUNDS — 58.32% (Cost $8,494,365)		$10,840,589
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
611,940	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(b), 4.29%(c)	$ 611,940
327,813	Federated Hermes Government Obligations Fund Institutional Class, 4.21%	327,813
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 5.05% (Cost $939,753)		$939,753
TOTAL INVESTMENTS — 103.31% (Cost $17,642,769)		$19,204,668
OTHER ASSETS & LIABILITIES, NET — (3.31)%		$(615,104)
TOTAL NET ASSETS — 100.00%		$18,589,564

(a)	All or a portion of the security is on loan as of March 31, 2025.
(b)	Collateral received for securities on loan.
(c)	Rate shown is the 7-day yield as of March 31, 2025.
ETF	Exchange Traded Fund
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the Funds’ investment adviser, Empower Capital Management, LLC ("ECM") to complete valuation determinations under those policies and procedures. Pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the "1940 Act"), the Board approved ECM as the Funds’ valuation designee to make all fair value determinations with respect to the Funds’ investments, subject to oversight by the Board.
Investments in shares of the underlying mutual funds are valued at the net asset value ("NAV") as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The Empower SecureFoundation® Balanced ETF Fund generally values its Exchange Traded Funds ("ETF"s) based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The NAV of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Empower of America ("Empower of America Contract") are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The Empower of America Contract is backed by the general account of Empower Annuity Insurance Company of America ("Empower of America").
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Exchange Traded Funds	Exchange traded close price
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund's investments.  The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.

March 31, 2025

As of March 31, 2025, each Fund's investments in the underlying ETFs, underlying mutal funds and Government Money Market Mutual Funds are valued using Level 1 inputs. Investments in the Empower of America Contract and short term securities are valued using Level 2 inputs. More information regarding the sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
The Empower SecureFoundation® Balanced Fund may invest in the Empower of America Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission ("SEC"). The Empower of America Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Fund. Empower of America calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of Empower of America being an affiliated entity, the Fund is exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If Empower of America were to become insolvent, the Empower of America Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.00%. The investment in the Empower of America Contract may be terminated by Empower of America or the Fund upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by Empower of America.
The following table is a summary of the transactions for each underlying investment during the period ended March 31, 2025, in which the issuer was an affiliate of the Fund, as defined in the 1940 Act.
Empower SecureFoundation® Balanced Fund
Affiliate	Shares Held/ Account Balance 03/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2025
BOND MUTUAL FUNDS 35.49%
Empower Bond Index Fund Institutional Class	30,872,390	$267,290,360	$5,121,154	$26,740,881	$(4,674,116)	$11,805,094	$-	$-	$257,475,727
					(4,674,116)	11,805,094	0	0	257,475,727
EQUITY MUTUAL FUNDS 55.01%
Empower International Index Fund Institutional Class	8,778,846	106,025,152	212,397	12,729,506	4,126,428	4,463,874	-	-	97,971,917
Empower S&P 500® Index Fund Institutional Class	17,068,682	159,071,599	8,303,775	9,377,717	279,774	(6,769,136)	-	-	151,228,521
Empower S&P Mid Cap 400® Index Fund Institutional Class	10,877,229	89,331,234	6,103,117	6,797,726	(429,978)	(4,664,418)	-	-	83,972,207
Empower S&P Small Cap 600® Index Fund Institutional Class	11,260,138	69,596,642	6,251,665	5,751,413	(1,862,430)	(4,225,084)	-	-	65,871,810
					2,113,794	(11,194,764)	0	0	399,044,455
FIXED INTEREST CONTRACT 5.07%
Empower of America Contract	36,758,120	38,109,353	983,399	2,510,188	-	-	175,556	-	36,758,120
					0	0	175,556	0	36,758,120
				Total	$(2,560,322)	$610,330	$175,556	$0	$693,278,302

March 31, 2025